Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible assets	Intangible assets
Accounting policies
Intangible assets including goodwill
Intangible assets are measured at cost, less
accumulated amortisation and impairment. Intangible
assets include acquisition cost for oil and gas
prospects, expenditures on the exploration for and
evaluation of oil and natural gas resources, goodwill,
and other intangible assets. Intangible assets relating
to expenditures on the exploration for and evaluation
of oil and natural gas resources are not amortised.
When the decision to develop a particular area is
made, related intangible exploration and evaluation
assets are reclassified to Property, plant and
equipment.
Goodwill acquired in a business combination is
allocated to each cash generating unit (CGU), or
group of units, expected to benefit from the
combination’s synergies. Following initial recognition,
goodwill is measured at cost less any accumulated
impairment. In acquisitions made on a post-tax basis
according to the rules on the NCS, a provision for
deferred tax is reflected in the accounts based on the
difference between the acquisition cost and the tax
depreciation basis transferred from the seller. The
offsetting entry to such deferred tax amounts is
reflected as goodwill, which is allocated to the CGU or
group of CGUs on whose tax depreciation basis the
deferred tax has been computed.
Other intangible assets with a finite useful life, are
depreciated over their useful life using the straight-
line method.
Oil and gas exploration, evaluation and
development expenditures Equinor uses the
successful efforts method of accounting for oil and
gas exploration costs. Expenditures to acquire
mineral interests in oil and gas properties, including
signature bonuses, expenditures to drill and equip
exploratory wells and evaluation expenditures are
capitalised within Intangible assets as Exploration
expenditures and Acquisition costs - oil and gas
prospects. Geological and geophysical costs and
other exploration and evaluation expenditures are
expensed as incurred.
Exploration wells that discover potentially economic
quantities of oil and natural gas remain capitalised as
intangible assets during the evaluation phase of the
discovery. This evaluation is normally finalised within
one year after well completion. If, following the
evaluation, the exploratory well has not found
potentially commercial quantities of hydrocarbons,
the previously capitalised costs are evaluated for
derecognition or tested for impairment. Any
derecognition or impairment is classified as
Exploration expenses in the Consolidated statement
of income.
Capitalised exploration and evaluation expenditures
related to offshore wells that find hydrocarbon
resources, are transferred to Property, plant and
equipment at the time of sanctioning of the
development project. The timing from evaluation of a
discovery until a project is sanctioned could take
several years depending on the location and maturity,
including existing infrastructure, of the area of
discovery, whether a host government agreement is
in place, the complexity of the project and the
financial robustness of the project. For onshore wells
where no sanction is required, the transfer to
Property, plant and equipment occurs at the time
when a well is ready for production.
For exploration and evaluation asset acquisitions
(farm-in arrangements) in which Equinor has decided
to fund a portion of the selling partner's exploration
and/or future development expenditures (carried
interests), these expenditures are reflected in the
Consolidated financial statements as and when the
exploration and development work progresses.
Equinor reflects exploration and evaluation asset
disposals (farm-out arrangements) on a historical
cost basis with no gain or loss recognition.
Consideration from the sale of an undeveloped part
of an asset reduces the carrying amount of the asset.
If the consideration exceeds the carrying amount of
the asset, the excess amount is reflected in the
Consolidated statement of income under
Other income. Equal-valued exchanges (swaps) of
exploration and evaluation assets with only
immaterial cash considerations are accounted for at
the carrying amounts of the assets given up with no
gain or loss recognition.
Estimation uncertainty regarding exploration
activities
Exploratory wells that have found hydrocarbon
resources, but where classification of those resources
as reserves depends on whether a major capital
expenditure can be justified, will remain capitalised
during the evaluation phase for the findings on the
exploration wells. Thereafter it will be considered a
trigger for impairment evaluation of the well if no
development decision is planned for the near future,
and there moreover are no concrete plans for future
drilling in the licence. Judgements as to whether these
expenditures should remain capitalised, be
derecognised or impaired in the period may
materially affect the carrying values of these assets
and consequently, the operating income for the
period.

(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill2)	Other	Total

Cost at 1 January 2024	1,169	2,036	1,733	1,072	6,010
Additions through business acquisition3)	—	504	71	—	574
Additions	299	151	29	202	681
Disposals at cost	(6)	(103)	—	(4)	(113)
Transfers	(145)	(94)	(1)	—	(240)
Assets reclassified to held for sale4)	—	(7)	(276)	—	(282)
Expensed exploration expenditures previously capitalised	(76)	5	—	—	(71)
Foreign currency translation effects	(94)	(54)	(113)	(64)	(326)

Cost at 31 December 2024	1,147	2,438	1,443	1,206	6,234

Accumulated amortisation and impairment at 31 December 2024¹⁾				(580)	(580)

Carrying amount at 31 December 2024	1,147	2,438	1,443	626	5,654

(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill2)	Other	Total

Cost at 1 January 2023	1,599	2,035	1,380	528	5,542
Additions through business acquisition3)	0	5	348	446	799
Additions	410	360	9	210	989
Disposals at cost	—	—	(10)	(124)	(135)
Transfers	(961)	(319)	4	(4)	(1,280)
Expensed exploration expenditures previously capitalised	114	(61)	—	—	53
Foreign currency translation effects	7	16	2	16	41

Cost at 31 December 2023	1,169	2,036	1,733	1,072	6,010

Accumulated amortisation and impairment at 31 December 2023¹⁾				(302)	(302)

Carrying amount at 31 December 2023	1169	2036	1733	770	5709

1) See note 14 Impairments.
2) Carrying amount goodwill at 31 December 2024 mainly consists of technical goodwill related to business acquisitions in 2019, of which USD 478 million in the Exploration & Production Norway area and USD 413 million in the Marketing Midstream & Processing area.

3) For additions through business acquisition, see note 6 Acquisitions and disposals.
4) For assets reclassified to held for sale, see note 6 Acquisitions and disposals.
The table below shows the ageing of capitalised exploration expenditures.

(in USD million)	2024	2023

Less than one year	366	345
Between one and five years	443	458
More than five years	338	366

Total capitalised exploration expenditures	1,147	1,169
The table below shows the components of the exploration expenses.

	Full year
(in USD million)	2024	2023	2022

Exploration expenditures	1,402	1,275	1,087
Expensed exploration expenditures previously capitalised	71	(53)	342
Capitalised exploration	(288)	(427)	(224)

Exploration expenses	1,185	795	1,205